Eaton Vance

New York Municipal Income Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.6%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,630	$2,880,740

Total Corporate Bonds & Notes — 0.6% (identified cost $2,630,000)		$2,880,740

Tax-Exempt Investments — 91.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/35	$1,000	$1,329,170
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	1,140	1,510,306
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 4.00%, 10/15/34	400	510,584
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 4.00%, 10/15/38	750	935,977
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 4/15/33	400	555,016
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 10/15/33	250	346,155
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	4,840	6,301,632

		$11,488,840

Cogeneration — 0.3%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,320	$1,331,299

		$1,331,299

Education — 12.6%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$277,748
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	276,593
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	303,885
Monroe County Industrial Development Corp., (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	430	510,862
Monroe County Industrial Development Corp., (True North Rochester Preparatory Charter School), 5.00%, 6/1/59(1)	1,600	1,857,744

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/34	$450	$534,789
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/36	300	353,961
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/37	700	822,213
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/39	365	425,995
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,948,551
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	9,370	11,935,412
New York Dormitory Authority, (Cornell University), (SPA: U.S. Bank, N.A.), 0.06% to 1/27/21 (Put Date), 7/1/39(2)	3,000	3,000,000
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/29	1,060	1,407,055
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/31	1,100	1,445,037
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/37	1,550	1,992,943
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/38	1,425	1,827,477
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	1,265	1,610,434
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	8,950	11,352,359
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	256,240
Saratoga County Capital Resource Corp., (Skidmore College), 3.00%, 7/1/38	500	541,150
Saratoga County Capital Resource Corp., (Skidmore College), 5.00%, 7/1/31(3)	360	463,745
Saratoga County Capital Resource Corp., (Skidmore College), 5.00%, 7/1/32(3)	360	460,375
Saratoga County Capital Resource Corp., (Skidmore College), 5.00%, 7/1/45	1,320	1,693,956
Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/36	1,500	1,775,490
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,750	2,177,315
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	3,925	4,869,433
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	1,500	1,856,610
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	889,188

		$56,866,560

Electric Utilities — 5.3%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/31	$1,550	$2,136,845
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/32	750	1,026,638
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/35	2,400	3,084,168
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/39	2,500	3,174,650
New York Power Authority, 4.00%, 11/15/45	4,575	5,447,224
New York Power Authority, 4.00%, 11/15/50	1,430	1,690,131
New York Power Authority, 4.00%, 11/15/55	2,495	2,927,533
New York Power Authority, Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,042,160
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,279,022

		$23,808,371

Escrowed/Prerefunded — 0.5%
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, Prerefunded to 9/1/22, 5.00%, 9/1/32	$1,250	$1,349,763
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	979,630

		$2,329,393

General Obligations — 9.7%
Amherst Central School District, 4.00%, 2/1/31	$1,890	$2,297,843
Bedford Village Fire District, 2.00%, 11/15/33	420	427,594
Bedford Village Fire District, 2.00%, 11/15/34	430	436,824
Bedford Village Fire District, 2.00%, 11/15/35	490	496,762
Brookhaven, 2.00%, 9/15/31	1,150	1,219,655
Brookhaven, 3.00%, 1/15/29	2,440	2,794,678
East Hampton Union Free School District, 1.50%, 6/25/21	4,000	4,024,280
Erie County, 3.00%, 6/24/21	1,500	1,518,735
New York City, 4.00%, 10/1/35	295	354,661

Security	Principal Amount (000’s omitted)	Value
New York City, 4.00%, 3/1/36	$2,520	$3,045,370
New York City, 4.00%, 8/1/38	4,105	4,860,689
North Hempstead, 2.00%, 8/1/31	940	1,013,226
North Hempstead, 2.00%, 9/15/31	250	269,620
North Hempstead, 2.00%, 8/1/32	860	918,755
North Hempstead, 2.00%, 9/15/32	155	165,627
North Hempstead, 2.00%, 9/15/33	85	90,108
North Hempstead, 2.00%, 9/15/34	265	279,337
North Hempstead, 2.00%, 9/15/35	270	282,828
North Hempstead, 2.00%, 9/15/36	120	125,022
Pelham Union Free School District, 2.00%, 11/1/31	2,280	2,409,071
Pelham Union Free School District, 2.00%, 11/1/32	1,665	1,743,821
Pelham Union Free School District, 2.00%, 11/1/33	580	600,578
Pelham Union Free School District, 2.00%, 11/1/34	2,365	2,437,369
Pelham Union Free School District, 2.00%, 11/1/35	2,325	2,385,589
Port Chester-Rye Union Free School District, 4.00%, 6/1/29	2,285	2,829,401
Rensselaer County, 4.00%, 8/15/30	170	210,355
Southampton, 2.00%, 4/1/32	920	973,185
Valley Stream, 2.25%, 5/15/27	250	241,880
Valley Stream, 2.375%, 5/15/28	255	245,718
Westchester County, 2.00%, 10/15/31	4,955	5,219,944

		$43,918,525

Hospital — 6.1%
Brookhaven Local Development Corp., (Long Island Community Hospital), 5.00%, 10/1/32	$700	$878,437
Brookhaven Local Development Corp., (Long Island Community Hospital), 5.00%, 10/1/33	730	911,704
Brookhaven Local Development Corp., (Long Island Community Hospital), 5.00%, 10/1/34	750	934,598
Brookhaven Local Development Corp., (Long Island Community Hospital), 5.00%, 10/1/35	800	993,816
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	1,615	1,894,670
Monroe County Industrial Development Corp., (Rochester Regional Health), 5.00%, 12/1/34	500	649,080
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/38	975	1,107,668
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	1,130	1,278,990
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	921,023
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,951,749
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	3,000	3,469,920
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/21(1)	500	517,150
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	4,500	5,412,960
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(1)	2,200	2,615,734
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,234,785

		$27,772,284

Housing — 2.6%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$300	$339,867
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	540	609,449
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	713,969
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	504,054
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,221,341
New York City Housing Development Corp., 1.45%, 11/1/29	1,180	1,188,413
New York City Housing Development Corp., (SPA: Wells Fargo Bank, N.A.), 0.10%, 5/1/57(4)	3,500	3,500,000
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,110,780

Security	Principal Amount (000’s omitted)	Value
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	$185	$210,687
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	550	622,210
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	160	179,808
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,350,013

		$11,550,591

Industrial Development Revenue — 3.3%
Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$615	$656,297
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	4,233,499
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	930	956,942
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	4,165	5,136,945
Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	4,136,520

		$15,120,203

Insured-Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,824,068

		$8,824,068

Insured-Escrowed/Prerefunded — 2.4%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$10,618,323

		$10,618,323

Insured-General Obligations — 3.4%
East Ramapo Central School District, (AGM), 4.00%, 12/15/28	$1,070	$1,248,283
Monroe County, (AGM), 5.00%, 6/1/29	300	402,984
Monroe County, (AGM), 5.00%, 6/1/30	1,420	1,950,257
Nassau County, (AGM), 5.00%, 4/1/38	4,025	5,259,307
Nassau County, (AGM), 5.00%, 4/1/46	715	893,285
Oyster Bay, (AGM), 4.00%, 8/1/28	1,995	2,095,528
Rockland County, (AGM), 4.00%, 4/1/31	1,605	1,959,143
Rockland County, (AGM), 4.00%, 4/1/32	1,305	1,583,761

		$15,392,548

Insured-Hospital — 0.4%
Oneida County Local Development Corp., (Mohawk Valley Health System), (AGM), 5.00%, 12/1/30	$1,500	$1,969,815

		$1,969,815

Insured-Other Revenue — 2.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,345,815
New York City Industrial Development Agency, (Yankee Stadium), (AGM), 3.00%, 3/1/36	2,555	2,804,521
New York City Industrial Development Agency, (Yankee Stadium), (AGM), 3.00%, 3/1/39	3,905	4,244,891
New York City Industrial Development Agency, (Yankee Stadium), (AGM), 3.00%, 3/1/40	785	851,325
New York City Industrial Development Agency, (Yankee Stadium), (AGM), 3.00%, 3/1/49	2,085	2,192,315

		$11,438,867

Insured-Solid Waste — 0.6%
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/30	$275	$339,119
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/31	350	430,357
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/32	450	550,809

Security	Principal Amount (000’s omitted)	Value
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/33	$475	$578,388
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/34	500	607,440

		$2,506,113

Insured-Transportation — 0.7%
Metropolitan Transportation Authority, Green Bonds, (AGM), 5.00%, 11/15/44	$2,765	$3,356,157

		$3,356,157

Lease Revenue/Certificates of Participation — 1.0%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	$3,855	$4,628,968

		$4,628,968

Other Revenue — 5.5%
Battery Park City Authority, Sustainability Bonds, 5.00%, 11/1/49	$5,200	$6,762,392
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/36	125	149,008
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/37	165	196,094
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/38	150	177,795
Chautauqua County Capital Resource Corp, (Jamestown Center City Development Corp.), 2.50% to 5/1/22 (Put Date), 11/1/31	2,375	2,387,587
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	3,715	4,425,271
New York City Trust for Cultural Resources, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/31	1,800	2,400,588
New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/26	945	1,105,877
New York City Trust for Cultural Resources, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31(3)	1,500	2,074,740
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,257,350

		$24,936,702

Senior Living/Life Care — 3.1%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 4.00%, 11/1/45	$1,650	$1,737,516
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	650	763,977
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	761,254
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,851,315
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/40	2,000	2,217,980
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	107,886
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/28	1,090	1,157,842
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,485	1,559,250
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/27	270	312,917
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/28	390	450,586
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	250	287,795

		$14,208,318

Special Tax Revenue — 9.3%
New York City Transitional Finance Authority, Future Tax Revenue, 3.00%, 5/1/48	$1,985	$2,123,811
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/38	3,010	3,569,830
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,160	2,633,515
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5	5,016

Security	Principal Amount (000’s omitted)	Value
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	$175	$145,541
New York Dormitory Authority, Personal Income Tax Revenue, 3.00%, 3/15/41	2,000	2,171,400
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/46	2,810	3,311,782
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/48	3,580	4,548,855
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	1,960	2,372,717
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	4,000	4,999,840
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/33	1,390	1,770,679
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	2,200	2,658,986
Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	5,000	5,863,950
Sales Tax Asset Receivable Corp., 5.00%, 10/15/28	5,000	5,855,750

		$42,031,672

Transportation — 13.6%
Albany County Airport Authority, (AMT), 5.00%, 12/15/24	$1,000	$1,151,830
Albany County Airport Authority, (AMT), 5.00%, 12/15/25	500	592,870
Albany County Airport Authority, (AMT), 5.00%, 12/15/26	1,000	1,210,700
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	200	242,154
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	4,400	2,940,124
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	1,921,319
New York Thruway Authority, 3.00%, 1/1/48	4,940	5,216,047
New York Thruway Authority, 5.00%, 1/1/33	1,910	2,514,534
New York Thruway Authority, 5.00%, 1/1/37	775	963,798
New York Thruway Authority, 5.00%, 1/1/38	3,000	3,902,310
New York Thruway Authority, 5.00%, 1/1/39	210	272,217
New York Thruway Authority, 5.00%, 1/1/40	1,940	2,509,817
New York Thruway Authority, Series 2016A, 5.00%, 1/1/33	3,125	3,709,375
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	8,865,531
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/39	3,760	4,457,367
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/40	100	115,950
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,360,028
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	525	649,147
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	345,042
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	460	572,286
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/31	180	222,667
Port Authority of New York and New Jersey, 4.00%, 7/15/38	3,000	3,615,390
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,866,800
Port Authority of New York and New Jersey, (AMT), 4.00%, 3/15/30	4,000	4,758,800
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/38	1,000	1,174,920
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,520	1,843,502
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/37	1,250	1,528,825
Triborough Bridge and Tunnel Authority, (LOC: Citibank, N.A.), 0.06%, 1/1/32(2)	1,000	1,000,000
Triborough Bridge and Tunnel Authority, (LOC: State Street Bank and Trust Company), 0.08%, 1/1/32(2)	1,165	1,165,000

		$61,688,350

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.5%
New York City Municipal Water Finance Authority, (Water and Sewer System), 3.00%, 6/15/40	$3,595	$3,971,576
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/37	1,000	1,205,170
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/40	1,700	2,031,092
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/41	1,000	1,212,140
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	1,630	1,979,130
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/48	2,200	2,715,966
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/48	1,920	2,486,880
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/50	2,500	3,266,725
New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 0.11%, 6/15/49(2)	1,585	1,585,000

		$20,453,679

Total Tax-Exempt Investments — 91.9% (identified cost $393,118,334)		$416,239,646

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(1)(5)(6)	1,975,984	$1,072,960

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,072,960

Total Investments — 92.8% (identified cost $397,028,334)		$420,193,346

Other Assets, Less Liabilities — 7.2%		$32,820,747

Net Assets — 100.0%		$453,014,093

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 12.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $17,737,169 or 3.9% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2020.

(3)	When-issued security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2020.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Non-income producing security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$2,880,740	$—	$2,880,740
Tax-Exempt Investments	—	416,239,646	—	416,239,646
Miscellaneous	—	—	1,072,960	1,072,960
Total Investments	$—	$419,120,386	$1,072,960	$420,193,346

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.